                               DK INVESTORS, INC.
                        205 Lexington Avenue, 16th Floor
                            New York, New York 10016
                                 (212) 779-4233

--------------------------------------------------------------------------------

August 29, 2001

To Our Shareholders:

        As proposed in the proxy soliciting material sent to all shareholders of record in advance of the annual meeting held on June 6, 2001, the corporation appointed Wells Fargo Bank, NA as our investment advisor. The account was transferred to Wells Fargo that day and they have been acting on behalf of the corporation since that time.

        We continue to ladder our investments so that we can take advantage of any significant interest rate changes. This way we will always have maturities to provide cash to make new purchases and to find the best interest rates available.

        Annexed hereto you will find our auditor's report on the financial condition of the Company as of June 30th. During the period January 1 through June 30, DK Investors had net investment income of $289,162. This compares to $316,226 during the same period in 2000. These earnings translate to $0.24 per share of common stock. In January 2001, and again in May, DK paid dividends to shareholders aggregating $0.27 per share. A dividend of $0.12 per share was also paid to shareholders in July of this year.

        At the annual meeting Gene Nadler, Harry Nadler, Francine Yellon, Angelo Balafas, Andrew Brucker, Joseph Kell,and Thomas B. Schulhof, constituting the entire board, were re-elected. After the shareholders' meeting, your Board of Directors met and elected Gene Nadler President, and Harry Nadler Secretary. The board meets quarterly and the next meeting will be held in September.

Sincerely,

Gene Nadler
President

                                DK INVESTORS INC.

                              FINANCIAL STATEMENTS

                                  JUNE 30, 2001

                       [CUMMINGS AND CARROLL LETTERHEAD]

To the Shareholders and Board of Directors
DK Investors Inc.


We have performed a limited review of the statements of assets and liabilities of DK Investors Inc., including the portfolio of investments as of June 30, 2001, and the related statements of operations and changes in net assets for the six months then ended.

Our review was performed in accordance with standards for such reviews promulgated by the American Institute of Certified Public Accountants, and, accordingly, consisted principally of obtaining an understanding of the accounting system for preparation of interim financial information; making an analytical review of pertinent financial data; and making inquiries of, and evaluating responses from certain officials of the company who have responsibility for financial and accounting methods. All information included in these financial statements is the representation of the management of DK Investors Inc.

Because our limited review did not constitute an examination made in accordance with generally accepted auditing standards, we express no opinion on the aforementioned financial statements.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements, in order for them to be in conformity with generally accepted accounting principles.


                                          CUMMINGS & CARROLL, P.C.

                                          /s/ Cummings & Carroll, P.C.
                                          --------------------------------------

                                          Certified Public Accountants



August 15, 2001
Great Neck, New York

                                DK INVESTORS INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                    JUNE 30,
                                   (Unaudited)


                                     ASSETS

                                                         2001            2000
                                                         ----            ----
Investments in securities at market
 (identified cost - 2001 $14,624,594
 2000 $15,293,974)                                   $15,004,700     $15,161,511
Accrued interest receivable                              279,827         266,480
Deferred charge                                            9,126           7,918
Cash                                                      61,815         128,370
                                                     -----------     -----------

Total Assets                                         $15,355,468     $15,564,279
                                                     ===========     ===========



                                   LIABILITIES



Payable for securities purchased                     $        --     $   546,357
Accrued expenses                                          14,032          40,734
Dividends payable
 (2001 - July 2, 2001
 2000 - July 10, 2000)                                   141,086         141,086
                                                     -----------     -----------

Total Liabilities                                        155,118         728,177
                                                     -----------     -----------

Net assets
 (equivalent to $12.93 and $12.62 per share
 respectively, based on 1,175,664 shares
 capital stock outstanding)                          $15,200,350     $14,836,102
                                                     ===========     ===========



See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                                  JUNE 30, 2001
                                   (Unaudited)

                                                                                                                        % OF
                                                                                                                     INVESTMENT
                                    COUPON                         PRINCIPAL        COST OR           MARKET           BASED
SECURITIES                           RATE           MATURITY        AMOUNT           BASIS             VALUE           ON M.V.
----------                           ----           --------        ------           ------            -----           -------
Delaware Trans Auth                   7.100           2001          200,000          200,000          200,048           1.33%
Harrison Cnty MS Sch Dist             7.000           2002           70,000           71,325           71,974           0.48%
NYS Environ.Fac Corp.                 7.300           2002          500,000          505,231          506,870           3.38%
Lewisville TX Indpt Sch Dist          7.500           2002          300,000          309,516          315,441           2.10%

Hamilton Twp NJ Sch Dist              7.000           2002          260,000          267,136          274,934           1.83%
Port Arthur Tx Nav Dist            Var/Rate           2003          700,000          700,000          700,000           4.67%
Lincoln, MI Cons Sch Dist             7.000           2003          325,000          340,909          346,554           2.31%
Tempe, AZ                             6.625           2003          210,000          219,052          223,948           1.49%

DeKalb Cnty GA Dev Auth            Var/Rate           2003          100,000          100,000          100,000           0.67%
Rowlett, TX                           6.000           2004          170,000          176,317          180,336           1.20%
Gladstone MI Pub Sch                  6.500           2005          100,000          107,991          109,944           0.73%
NYS Dorm Auth                         6.500           2005          250,000          266,004          275,052           1.83%

FL St Brd Mand SKG                    7.500           2005           20,000           20,566           20,282           0.14%
Metro Pier and Expo                   6.250           2005          100,000          107,625          109,152           0.73%
Metro Pier and Expo                   6.500           2005          310,000          334,274          339,865           2.26%
Jackson Miss Pub Sch                  6.250           2005          130,000          136,919          142,312           0.95%

NY Dorm Auth                          7.800           2005           30,000           31,082           30,731           0.20%
NYS Dorm Auth Rev                     6.500           2006          190,000          207,279          212,276           1.41%
Wisc St. Clean Wtr Rev                6.125           2006          350,000          379,782          385,711           2.57%
Ohio St. Bldg. Auth                   6.000           2006          210,000          222,133          230,542           1.54%

Scottsdale, AZ G/O                    6.500           2006          250,000          270,040          281,247           1.87%
NJ Waste Wtr Treatment                7.000           2007          200,000          226,000          232,794           1.55%
Tucson, AZ Wtr                        6.750           2007          200,000          221,197          229,472           1.53%
Wichita, KS W&S                       6.000           2007          600,000          639,102          662,706           4.42%

Johnson Cnty KS Sch                   6.250           2007          100,000          107,753          112,424           0.75%
Milwaukee WI Sew                      6.000           2007          250,000          266,365          277,180           1.85%
Chicago,IL Met Wtr Reclam             7.000           2008          100,000          109,926          115,450           0.77%
NYS Dorm Auth                         6.000           2008          240,000          261,687          264,754           1.76%

Intermountain Pwr UT                  6.250           2008          300,000          318,473          335,961           2.24%
Brownville, TX Indpt Sch              7.250           2008          575,000          652,136          679,305           4.53%
Texas St Pub Fin Auth                 6.000           2008          150,000          166,656          166,824           1.11%
Fort Bend Cnty Tx MunUtil             6.500           2009          375,000          411,260          427,088           2.85%

Texas Mun Pwr Agy                     6.100           2009          500,000          531,952          565,105           3.77%
Mississippi St G/O                    5.750           2009          300,000          310,176          331,077           2.21%
SE TX Hosp fin Agy                    7.500           2009           80,000           82,783           90,933           0.61%
Chicago IL G/O                        6.000           2010          175,000          181,922          193,772           1.29%

                                DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                                  JUNE 30, 2001
                                   (Unaudited)

                                                                                                                        % OF
                                                                                                                     INVESTMENT
                                    COUPON                         PRINCIPAL        COST OR           MARKET           BASED
SECURITIES                           RATE           MATURITY        AMOUNT           BASIS             VALUE           ON M.V.
----------                           ----           --------        ------           ------            -----           -------
Texas St. Pub Fin Auth                6.500           2010          250,000          267,177          287,010           1.91%
Mesa, AZ Util                         6.500           2010          350,000          394,345          406,144           2.71%
NV Hsg Dev                            7.550           2010          210,000          213,630          211,768           1.41%
MA St. Ref Ser A                      6.000           2010          325,000          342,304          366,574           2.44%

McLean & Woodford Cty IL              7.375           2010          600,000          673,796          731,568           4.88%
Kenosha, Wisc Wtwks                   7.000           2011          350,000          379,695          357,000           2.38%
Birmingham ALA UT                     6.600           2012          275,000          281,952          285,079           1.90%
Metro Nashville Auth               Var/Rate           2012          300,000          300,000          300,000           2.00%

Jonesboro, AR Indl Dev                6.500           2012          500,000          536,909          528,535           3.52%
Missouri St. Environmental            6.875           2014          110,000          119,487          113,885           0.76%
Hapeville, GA Dev Auth             Var/Rate           2015          900,000          900,000          900,000           6.00%
Missouri St Env Auth                  7.200           2016          200,000          214,828          220,280           1.47%

Maine St HSG Auth                     7.100           2016          145,000          143,274          146,344           0.97%
Wisconsin HSG & ECO                   7.350           2017           50,000           50,128           51,183           0.34%
Wisconsin HSG & ECO                   6.400           2017          350,000          346,500          357,266           2.38%
                                                                -----------     ------------     ------------         ------

                                                                $13,835,000     $ 14,624,594     $ 15,004,700         100.00%
                                                                ===========     ============     ============         ======




See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                            STATEMENTS OF OPERATIONS
                        FOR THE SIX MONTHS ENDED JUNE 30,
                                   (Unaudited)

                                                                2001             2000
                                                                ----             ----
Income
 Interest - municipal obligations
 (Less amortization of premiums
 2001 $82,471; 2000 $84,151)                                 $   366,215      $   387,158
                                                             -----------      -----------

Expenses
 Investment advisory fee                                          31,220           29,120
 Shareholder servicing costs, including
  transfer agent and dividend disbursing
  agent fees and expense                                           4,793            3,519
 Reports to shareholders                                           5,198            4,263
 Legal fees                                                       13,839           12,718
 Auditing fees                                                     6,250            6,250
 Directors fees                                                    5,300            3,600
 Insurance                                                         8,798            9,805
 Miscellaneous                                                     1,655            1,657
                                                             -----------      -----------
                                                                  77,053           70,932
                                                             -----------      -----------

Net investment income                                        $   289,162      $   316,226
                                                             ===========      ===========

Realized and Unrealized Gain (loss) on Investments

 Realized gain (loss) from sale of securities
  (excluding short-term securities)

 Proceeds from sales                                         $ 2,334,000      $ 1,511,800
 Cost of securities sold                                       2,424,102        1,546,553
                                                             -----------      -----------

   Realized gain (loss)                                          (90,102)         (34,753)
                                                             -----------      -----------

 Unrealized appreciation (depreciation of investments)

 Beginning of period                                             210,527         (240,055)
 End of period                                                   380,106         (132,463)
                                                             -----------      -----------
   Increase (decrease) in unrealized appreciation                169,579          107,592
                                                             -----------      -----------

Total Realized and Unrealized Gain (loss) on Investments     $    79,477      $    72,839
                                                             ===========      ===========

See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE SIX MONTHS ENDED JUNE 30,
                                   (Unaudited)


                                                            2001              2000
                                                        ------------      ------------
INVESTMENT ACTIVITIES

 Net investment income                                  $    289,162      $    316,226

 Realized and unrealized gain (loss) on investments           79,477            72,839

 Distributions to shareholders                              (317,444)         (282,172)
                                                        ------------      ------------

Increase (decrease) in net assets                             51,195           106,893


NET ASSETS

 Beginning of period - January 1, 2001 - 2000             15,149,155        14,729,209
                                                        ------------      ------------

 End of period - June 30, 2001 - 2000                   $ 15,200,350      $ 14,836,102
                                                        ============      ============




See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2001 AND 2000
                                   (Unaudited)


Note 1 - Summary of Significant Accounting Policies

      The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

  a. Security Valuation

      Investments in securities were valued at the bid price by Wells Fargo Bank, N.A.

  b. Federal Income Taxes

      The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

  c. Income and Expense Recognition

      Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

  d. Other

      As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.

Note 2 - Purchases and Sales of Securities

      During the period ended June 30, 2001, purchases and sales of securities other than short-term were $2,167,000 and $2,334,000, respectively. During the period ended June 30, 2000, purchases and sales of securities other than short-term were $2,016,000 and $1,512,000, respectively.

Note 3 - Investment Advisory Fee

      During the period under review the Company's agreement with Chase Bank for investment management and advisory services which called for an annual fee of 4/10ths of 1% of the average portfolio value was terminated. An agreement was reached with Wells Fargo Bank, N.A. for investment management and advisory services for an annual fee of 3/10ths of 1% of the average portfolio for the first 15 million and .25% thereafter. The fees for the six months ended June 30, 2001 amounted to $31,220.

                                DK INVESTORS INC.
                         NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2001 AND 2000
                                  (Unaudited)


Note 4 - Distributions

      Distributions to shareholders were $317,444 or $.27 per share in 2001 and $282,172 or $.24 per share in 2000. Distributions include $35,063 or $.0298 per share and $589 or $.0005 per share paid in 2001 and 2000 as supplemental distributions for 2000 and 1999 respectively.

Note 5 - Supplementary Information

      Per share income and capital changes (for a share outstanding throughout the period) ended:

                                                    June 30,     June 30,
                                                      2001         2000
                                                     ------       ------
      Investment income                              $  .31       $  .33
      Expenses                                          .07          .06
                                                     ------       ------

      Net investment income                             .24          .27

      Distribution to Shareholders                     (.27)        (.24)

      Net realized and unrealized gain
      (loss) on investments                             .07          .06
                                                     ------       ------

      Net increase (decrease) in asset value         $  .04       $  .09
                                                     ======       ======

      Net assets value per share at end of year      $12.93       $12.62
                                                     ======       ======

      Ratio of expenses to average net assets           .51%         .48%


      Ratio of net investment income to
      average net assets                                1.9%         2.1%

      Portfolio turnover                              15.61%       10.35%

      Number of shares outstanding during the entire period was 1,175,664.

DK INVESTORS, INC.

OFFICES:              205 Lexington Avenue, 16th Floor
                      New York, New York 10016
                      (212) 779-4233

OFFICERS:             Gene Nadler                          President
                      Harry Nadler                         Secretary

DIRECTORS:            Gene Nadler                          Chairman
                      Harry Nadler
                      Francine Yellon
                      Angelo J. Balafas
                      Andrew Brucker, Esq.
                      Joseph Kell
                      Thomas B. Schulhof

LEGAL COUNSEL:        POMERANZ GOTTLIEB & MUSHKIN, LLC
                      205 Lexington Avenue, 16th Floor
                      New York, New York 10016

AUDITORS:             CUMMINGS & CARROLL, P.C.
                      175 Great Neck Road
                      Great Neck, New York 11021

INVESTMENT
  ADVISORS:           Wells Fargo Private Client Services
                      Division of Wells Fargo Bank, N.A.
                      301 University Ave.  Ste. 301
                      Palo Alto, CA 94301

TRANSFER AGENT
  AND REGISTRAR:      American Stock Transfer & Trust Co.
                      40 Wall Street, 46th Floor
                      New York, New York 10005

CUSTODIAN:            Wells Fargo Bank, N.A.


ANNUAL MEETING:
On June 6, 2001, the Annual Meeting of the Shareholders of the company was held at 205 Lexington Avenue, 16th Floor, New York, New York.

REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT FORM N-2 ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.